Allowance for Probable Loan Losses (Aging) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing receivable recorded investment
Past due 30-59 days	$ 15,584,000	$ 17,261,000
Past due 60-89 days	5,219,000	12,215,000
Past due 90 days or greater	47,470,000	67,770,000
Past due 90 days or greater and still accruing	11,616,000	9,988,000	$ 7,197,000
Past due, total	68,273,000	97,246,000
Loans, current	5,882,641,000	5,581,999,000
Total loans	5,950,914,000	5,679,245,000
Commercial
Financing receivable recorded investment
Past due 30-59 days	3,361,000	4,103,000
Past due 60-89 days	940,000	2,665,000
Past due 90 days or greater	28,615,000	40,665,000
Past due 90 days or greater and still accruing	2,566,000	2,890,000
Past due, total	32,916,000	47,433,000
Loans, current	933,936,000	1,042,053,000
Total loans	966,852,000	1,089,486,000
Commercial Real Estate: Other Construction and Land Development
Financing receivable recorded investment
Past due 30-59 days	193,000	596,000
Past due 60-89 days	293,000	10,000
Past due 90 days or greater	3,502,000	8,707,000
Past due 90 days or greater and still accruing		439,000
Past due, total	3,988,000	9,313,000
Loans, current	1,645,839,000	1,405,664,000
Total loans	1,649,827,000	1,414,977,000
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	2,684,000	2,905,000
Past due 60-89 days	1,328,000	7,131,000
Past due 90 days or greater	8,292,000	10,724,000
Past due 90 days or greater and still accruing	3,373,000	1,711,000
Past due, total	12,304,000	20,760,000
Loans, current	1,983,144,000	1,880,639,000
Total loans	1,995,448,000	1,901,399,000
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	49,000	351,000
Past due 60-89 days	442,000
Past due 90 days or greater	826,000	856,000
Past due 90 days or greater and still accruing	49,000	21,000
Past due, total	1,317,000	1,207,000
Loans, current	138,131,000	115,492,000
Total loans	139,448,000	116,699,000
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	5,299,000	5,895,000
Past due 60-89 days	1,545,000	1,864,000
Past due 90 days or greater	4,295,000	4,267,000
Past due 90 days or greater and still accruing	4,093,000	3,901,000
Past due, total	11,139,000	12,026,000
Loans, current	399,105,000	410,000,000
Total loans	410,244,000	422,026,000
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	713,000	899,000
Past due 60-89 days	413,000	231,000
Past due 90 days or greater	646,000	1,931,000
Past due 90 days or greater and still accruing	640,000	431,000
Past due, total	1,772,000	3,061,000
Loans, current	550,566,000	485,239,000
Total loans	552,338,000	488,300,000
Consumer
Financing receivable recorded investment
Past due 30-59 days	646,000	896,000
Past due 60-89 days	175,000	216,000
Past due 90 days or greater	487,000	507,000
Past due 90 days or greater and still accruing	453,000	482,000
Past due, total	1,308,000	1,619,000
Loans, current	56,436,000	59,518,000
Total loans	57,744,000	61,137,000
Foreign
Financing receivable recorded investment
Past due 30-59 days	2,639,000	1,616,000
Past due 60-89 days	83,000	98,000
Past due 90 days or greater	807,000	113,000
Past due 90 days or greater and still accruing	442,000	113,000
Past due, total	3,529,000	1,827,000
Loans, current	175,484,000	183,394,000
Total loans	$ 179,013,000	$ 185,221,000